COMMITMENTS (Tables)	12 Months Ended
Jan. 31, 2019
COMMITMENTS [abstract]
Schedule of future minimum payments
At January 31, 2019, the Company has the following future minimum payments:

	Third Parties	Related Parties	Total
2020	$4,478,698	$1,224,000	$5,702,698
2021	49,350	1,025,000	1,074,350
2022	50,400	900,000	950,400
2023	52,800	900,000	952,800
2024	40,950	825,000	865,950
	$4,672,198	$4,874,000	$9,546,198